Note 7 - Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Other Assets [Table Text Block]
	December 31,	December 31,
	2019	2018

Prepaid expenses	$42,826	$31,977
Advisor loans receivable	18,448	16,681
Investment in equity securities	10,788	6,936
Held-to-maturity debt securities	1,862	1,977
Deferred Purchase Price	69,873	-
Other	1,374	4,903

Prepaid and other assets (Current Assets)	$145,171	$62,474

Advisor loans receivable	$48,283	$46,661
Equity method investments	5,926	3,968
Investment in equity securities	5,565	3,800
Held-to-maturity debt securities	4,189	3,017
Financing fees, net of accumulated amortization of $3,632 (December 31, 2018 - $2,567)	4,469	4,230
Interest rate swap asset	-	926
Other	1,078	1,128

Other assets (Non-Current Assets)	$69,510	$63,730